Document and Entity Information	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	Lazydays Holdings, Inc.
Entity Central Index Key	0001721741
Document Type	POS AM
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-4 (File No. 333-227156) is being filed primarily for the purpose of updating information that was included in the registrant's Annual Report on Form 10-K for the year ended December 31, 2018, as filed with the SEC on March 22, 2019, the registrant's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2019, as filed with the SEC on May 10, 2019, the registrant's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2019, as filed with the SEC on August 13, 2019, and updates other information.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false